4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Cash at bank and in hand	$ 10,520,262	$ 10,579,061
Cash equivalent investments	0	3,933,137
Short-term investments	0	4,916,421
Total cash and cash equivalents	$ 10,520,262	$ 19,428,619